Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 30, 2016	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 30, 2022	Dec. 29, 2023	Dec. 31, 2024	Dec. 31, 2025
C000126193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class I) at NAV
Accumulated Value	$ 10,000		$ 12,625.49752	$ 17,822.6652	$ 19,952.34472	$ 27,467.15476	$ 39,832.67586	$ 41,908.66381	$ 29,275.50774	$ 35,128.94574	$ 38,640.91565	$ 29,968.57073
C000005133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Series (Class A) at NAV
Accumulated Value	10,000		12,592.45413	17,736.79733	19,805.72351	27,195.37594	39,336.10573	41,296.56373	28,772.4081	34,439.6603	37,787.01683	29,238.41983
C000005134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV
Accumulated Value	10,000		10,928.87346	11,663.6558	11,352.91233	12,541.47684	13,360.87004	13,504.28682	12,218.49564	13,279.93266	14,064.71665	15,131.02312
C000126194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV
Accumulated Value	10,000		10,958.19024	11,725.48445	11,430.75767	12,675.61342	13,534.60701	13,709.44334	12,429.88573	13,540.03057	14,376.8078	15,493.17514
C000005142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Series (Class A) at NAV
Accumulated Value	10,000		12,653.73502	15,204.91743	12,790.8711	15,941.66469	20,667.74372	24,743.5135	18,767.77657	22,342.51816	24,572.02447	23,467.14888
C000005146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV
Accumulated Value	10,000		10,681.79211	11,319.17141	10,580.52853	13,481.56484	13,272.82434	19,433.21195	14,363.14983	15,946.94227	17,688.01117	17,815.82423
C000126195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV
Accumulated Value	10,000		10,709.96351	11,379.37017	10,655.54797	13,615.94353	13,434.89544	19,731.86002	14,621.32871	16,275.31058	18,090.63391	18,271.53052
C000005147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Series (Class A) at NAV
Accumulated Value	10,000		9,913.576783	13,489.40945	12,511.22284	17,499.44429	26,288.64495	29,479.31372	18,834.47995	25,371.16683	32,018.1704	34,246.01663
C000005148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Series (Class A) at NAV
Accumulated Value	10,000		10,941.40338	13,453.01091	11,722.72259	15,084.14174	17,333.35226	20,346.99426	19,871.2231	20,168.11741	22,110.74604	25,187.51118
C000005150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series (Class A) at NAV
Accumulated Value	10,000		10,082.33465	11,994.62037	11,288.04957	14,228.17421	19,059.5136	20,502.70079	14,232.964	17,395.80867	19,796.30663	21,141.00448
C000005730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class A) at NAV
Accumulated Value	10,000		9,839.348756	11,408.69475	9,507.161212	11,269.42521	13,933.13796	15,092.29089	12,282.95577	14,494.13364	13,683.43541	14,950.14446
C000126196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Series (Class I) at NAV
Accumulated Value	10,000		9,871.675695	11,467.78053	9,582.341977	11,381.05162	14,106.83237	15,330.29886	12,508.35454	14,790.2536	14,000.18603	15,332.8303
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Accumulated Value	10,000		11,337.25196	13,721.6938	12,998.98445	17,024.68339	20,570.53049	26,062.15775	21,099.51969	26,606.1654	32,927.60433	38,567.60291
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.74791	10,628.30825	10,629.51624	11,556.0593	12,423.53046	12,231.95324	10,640.5607	11,228.86005	11,369.24796	12,199.30847
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Accumulated Value	10,000		10,786.43013	13,372.17779	12,113.26517	15,335.07897	17,827.77928	21,132.57619	17,251.81728	21,082.02263	24,768.97643	30,301.71987
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Accumulated Value	10,000		10,449.51211	13,290.89041	11,404.20457	13,857.4002	15,333.48673	16,533.18476	13,887.32545	16,055.98637	16,944.51828	22,432.33649
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		11,131.8095	13,599.36797	12,333.54254	15,846.56264	21,334.59608	21,939.39464	16,156.72053	19,171.31532	22,076.58202	24,949.35091
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		13,174.08461	14,206.65334	12,379.10981	15,151.29172	15,853.44743	20,335.27735	17,390.05343	19,937.08894	21,542.9475	24,256.18283
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Accumulated Value	10,000		10,851.87206	11,418.98485	10,891.12452	13,722.6862	12,624.78018	18,083.2413	13,677.21993	15,555.26183	16,913.86104	17,400.61161
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,707.64837	13,942.69935	13,731.64611	18,728.54128	25,937.7158	33,095.62931	23,452.5942	33,461.71936	44,623.28672	52,905.53389
MSCI USA High Dividend Yield Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (net)
Accumulated Value	10,000		11,509.83922	13,633.27806	13,192.44504	15,996.97289	16,096.9148	19,455.28776	18,559.80965	19,642.35776	21,739.98781	24,126.5818
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,734.04512	13,337.44775	12,234.80335	15,482.08469	15,914.91338	19,919.17037	18,417.69394	20,528.86119	23,478.50621	27,213.06629
Virtus Tactical Allocation Series Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Series Linked Benchmark
Accumulated Value	10,000		10,623.19462	12,554.09194	12,241.63452	15,069.6529	18,435.41113	20,797.99363	16,397.93979	20,147.46098	23,224.62838	26,936.51121
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Accumulated Value	$ 10,000		$ 10,357.19374	$ 13,500.53375	$ 11,197.47053	$ 13,701.03033	$ 15,346.86262	$ 16,905.73168	$ 13,609.96507	$ 15,759.65507	$ 16,309.19872	$ 21,323.39131